INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
19.	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are subject to taxation under the British Virgin Islands.  State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law.  The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period.  In addition, article 28 of the new tax law stated that the income tax rate of the “high technology” company (high-tech status) is remained at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) has been agreed with the relevant tax authorities.  Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2009, 2010 and 2011 are 15%.

According to the document Ji Ken Ban Zi (2008) No.125, Changrong is recognized as a “high technology” company, thus entitled to a preferential tax rate of 15% for the years ended September 30, 2009, 2010 and 2011.

Had all the above tax holidays and concessions not been available, the tax charges would have been higher by RMB3,450, RMB7,648 and RMB5,226, and the basic net income (loss) per share would have been lower (higher) by RMB(0.15), RMB 0.33  and RMB(0.23) for the years ended September 30, 2009, 2010 and 2011, respectively. The diluted net income (loss) per share for the years ended September 30, 2009, 2010 and 2011 would have been lower (higher) by RMB(0.15), RMB0.33 and RMB(0.23), respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2011, the management considered that the Company had no uncertain tax positions affected its consolidated financial position and results of operations or cash flow except for the contingent US tax liabilities mentioned under note 22. The Company will continue to evaluate for the uncertain position in future. The estimated interest costs have been provided in the Company’s financial statements up to the year ended September 30, 2011. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Current	580	4,046	6,991
Deferred	11,152	5,273	6,739

	11,732	9,319	13,730

The principal components of the deferred income tax assets are as follows:

	September 30,
	2010	2011
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	18,091	20,928
Impairment on inventory	3,935	3,634
Others	3,290	3,498

Non-current deferred income tax assets	25,316	28,060
Valuation allowances	(15,550)	(25,032)

Net non-current deferred income tax assets	9,766	3,028

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2010 and 2011.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years.  Tax losses of non-PRC entities can be carried forward indefinitely.  The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2010	2011
	RMB	RMB
Calendar year ending,
2012	11,694	11,694
2013	53,698	25,586
2014	-	188
2015	10,400	11,042
Tax losses that can be carried forward indefinitely	-	45,944

	75,792	94,454

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2009	2010	2011
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	34	(10)	(550)
Effect of different tax jurisdiction	(157)	4	307
Permanent book-tax difference	25	-	403
Effect of changes of applicable tax rate	-	-	-
Change in valuation allowance	(80)	(5)	998
Under (over) provision in prior year	38	(2)	256

Effective income tax rate	(115)	12	1,439